NOTE 4 – ADVANCES RECEIVABLE	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 4 – ADVANCES RECEIVABLE

NOTE 4 – ADVANCES RECEIVABLE

As of December 31, 2021 and 2020, cash advances consisted of the following:

	December 31,	December 31,
	2021	2020
Advance principal receivable -G	$54,529	$54,496
Advance principal receivable -J	21,643	21,799
Interest due	4,079	3,116
Total advances receivable	$80,251	$79,411

The advance labelled Advance receivable-G carries an interest rate of 3%. The Company has the expectation that both outstanding advances will be repaid to the Company within the next 12 months.

Any difference on the Advance principal is due to currency translation.